Share-Based Compensation - Summary of Changes in Unvested Restricted Stock (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units, Unvested	2,959,449
Shares/Units, Granted	1,116,111		1,605,113	1,750,546
Shares/Units, Vested	(697,717)		(1,112,909)	(1,589,761)
Shares/Units, Forfeited	(153,669)
Shares/Units, Unvested	3,224,174		2,959,449
Weighted Average Grant Date Fair Value, Unvested	$ 45.28
Weighted Average Grant Date Fair Value, Granted	69.36
Weighted Average Grant Date Fair Value, Vested	57.39
Weighted Average Grant Date Fair Value, Forfeited	45.07
Weighted Average Grant Date Fair Value, Unvested	$ 51.01	[1]	$ 45.28

[1]	Target awards granted with a performance condition, net of subsequent forfeitures, may be increased up to 200% of the target or decreased to zero, subject to the level of performance attained. The awards are reflected in the table at the target award amount of 100%. Based on current facts and assumptions we are forecasting the performance of the grants to be attained at levels that would result in the issuance of approximately 0.9 million additional shares. However, it is possible that the performance attained may vary.